Cover	Jan. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	NATIONAL SECURITY GROUP, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	0-18649
Entity Tax Identification Number	63-1020300
Entity Address, Address Line One	661 East Davis Street
Entity Address, City or Town	Elba
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	36323
City Area Code	334
Local Phone Number	897-2273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	NSEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000865058
Amendment Flag	false